Offerings	Feb. 25, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Offering Note
(1)
Including an indeterminate number of shares that may be issued by the registrant with respect to common shares or preferred shares by way of a share distribution, share split or in connection with a share combination, merger, consolidation or otherwise.

(2)
The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. This registration statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined. This registration statement also covers common shares, preferred shares, depositary shares, warrants, rights and debt securities that may be offered or sold under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the specific securities to which they relate.

(3)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, no par value per share
Offering Note
(1)
Including an indeterminate number of shares that may be issued by the registrant with respect to common shares or preferred shares by way of a share distribution, share split or in connection with a share combination, merger, consolidation or otherwise.

(2)
The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. This registration statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined. This registration statement also covers common shares, preferred shares, depositary shares, warrants, rights and debt securities that may be offered or sold under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the specific securities to which they relate.

(3)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares, representing Preferred Shares
Offering Note
(1)
Including an indeterminate number of shares that may be issued by the registrant with respect to common shares or preferred shares by way of a share distribution, share split or in connection with a share combination, merger, consolidation or otherwise.

(2)
The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. This registration statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined. This registration statement also covers common shares, preferred shares, depositary shares, warrants, rights and debt securities that may be offered or sold under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the specific securities to which they relate.

(3)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
Including an indeterminate number of shares that may be issued by the registrant with respect to common shares or preferred shares by way of a share distribution, share split or in connection with a share combination, merger, consolidation or otherwise.

(2)
The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. This registration statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined. This registration statement also covers common shares, preferred shares, depositary shares, warrants, rights and debt securities that may be offered or sold under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the specific securities to which they relate.

(3)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.
(4)	The warrants covered by this registration statement may be warrants for common shares, preferred shares or depositary shares.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Offering Note
(1)
Including an indeterminate number of shares that may be issued by the registrant with respect to common shares or preferred shares by way of a share distribution, share split or in connection with a share combination, merger, consolidation or otherwise.

(2)
The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. This registration statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined. This registration statement also covers common shares, preferred shares, depositary shares, warrants, rights and debt securities that may be offered or sold under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the specific securities to which they relate.

(3)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
Including an indeterminate number of shares that may be issued by the registrant with respect to common shares or preferred shares by way of a share distribution, share split or in connection with a share combination, merger, consolidation or otherwise.

(2)
The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. This registration statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined. This registration statement also covers common shares, preferred shares, depositary shares, warrants, rights and debt securities that may be offered or sold under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the specific securities to which they relate.

(3)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.